UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 63.56%

Air Courier Services - 1.81%
3,000	FedEx Corp.	$ 581,520

Aircraft - 1.46%
2,500	Boeing Co.	469,075

Aircraft Engines & Engine Parts - 1.89%
5,000	United Technologies Corp.	606,400

Beverage - 1.09%
3,000	PepsiCo, Inc.	350,610

Cable & Other Pay Television Services - 4.51%
14,000	Comcast Corporation	583,660
8,000	Walt Disney Co. *	863,520
		1,447,180
Commercial Banks, NEC - 1.71%
11,500	Toronto Dominion Bank	548,550

Electric Services - 1.98%
4,500	NextEra Energy, Inc.	636,480

Electronic Computers - 2.24%
4,700	Apple, Inc.	717,972

Food & Kindred Products - 1.30%

4,900	Nestle S.A. ADR	417,284

Footwear - 1.48%
9,000	Nike, Inc. Class-B	476,910

Health Care Providers & Services - .77%
3,000	HCA Healthcare, Inc. *	245,730

Hospital & Medical Service Plans - 1.13%
2,500	Aetna, Inc.	362,150

Life Insurance - 1.44%
4,400	Prudential Financial, Inc. *	461,340

Motor Vehicle Parts & Accessories - 1.86%
4,500	Honeywell International, Inc.	598,455

National Commercial Banks - 5.81%
9,000	Citigroup Inc.	544,860
7,100	JP Morgan Chase & Co.	583,265
10,500	US Bancorp	534,345
4,000	Wells Fargo & Company	204,560
		1,867,030
Natural Gas Transmission - 1.23%
21,000	Kinder Morgan, Inc.	393,960

Oil, Gas Field Services, NBC - 1.26%
5,800	Schlumberger, Ltd. (France)	403,622

Petroleum Refining - .97%
3,000	Chevron Corp.	310,440

Pharmaceutical Preparations - 8.59%
8,900	Bristol Myers Ssquibb Co.	480,155
4,000	Celgene Corp. *	457,640
4,000	Johnson & Johnson	513,000
9,000	Merck & Co., Inc.	585,990
16,000	Pfizer	522,400
4,000	Sanofi *	198,360
		2,757,545
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.58%
3,000	Dow Chemicals Co.	185,880

Railroad, Line-Haul Operating - .76%
2,200	Union Pacific Corp.	242,660

Retail-Drug Stores - 1.67%
7,000	CVS Caremark Corp.	537,810

Retail-Eating Places - 1.19%
6,000	Starbucks Corp.	381,660

Retail-Lumbar & Other Building Material Dealers - 1.91%
4,000	The Home Depot, Inc.	614,040

Retail-Variety Stores - 1.10%
4,500	Wal-Mart Stores, Inc.	353,700

Semiconductors & Related Devices - 3.25%
1,800	Broadcom Limited	431,064
17,000	Intel Corp.	613,870
		1,044,934
Services-Business Services - 2.96%
3,800	Accenture PLC, Class-A (Ireland)	472,986
3,900	MasterCard, Inc. Class-A	479,232
		952,218
Services-Computer Programming, Data Processing, Etc. - 3.42%
500	Alphabet, Inc. - Class A *	493,545
4,000	Facebook, Inc. *	605,840
		1,099,385
Ship & Boat Building & Repairing - 1.27%
2,000	General Dynamics Corp.	406,500

Telephone Communciations - 1.64%
13,700	AT&T, Inc.	527,861

Textile - Apparel Clothing - 1.29%
20,000	Hanesbrands, Inc.	413,000

TOTAL FOR COMMON STOCK (Cost $15,500,195) - 63.56%		20,411,901

CORPORATE BONDS - 22.45% (a)

Agriculture Chemicals - 0.26%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	82,875

Airlines - 0.47%
150,000	Southwest Airlines Co., 2.750% 11/06/2019	152,439

Automotive Wholesaler - 0.63%
200,000	LKQ Corp., 4.75% 05/15/2023	202,975

Banks & Financial Institutions - 0.48%
100,000	Home Banc, 5.625%, 04/15/2027	102,500
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 (France) **	50,362
		152,862
Communications Equipment - 0.41%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	132,922

Computer Storage Devices - 0.55%
182,000	EMC Corp., 3.375%, 06/01/2023	176,598

Consumer Services - 0.75%
225,000	HR Block 5.50%, 11/1/22	241,458

Crude Petroleum & Natural Gas - 1.08%
200,000	Murphy Oil Corp., 2.50%, 12/01/2017	200,000
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	145,875
		345,875
Dental Equipment & Supplies - 0.65%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	209,658

Distribution/Wholesale - 0.16%
50,000	Tech Data, 3.750%, 09/21/2017	50,253

Electric Services - 0.49%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	157,009

Financial Services - 0.98%
300,000	Etfc 5.375% Due 11/15/22	315,548

Food & Kindred Products - 0.33%
100,000	Kraft Foods Group, Inc., 6.125%, 08/23/2018	105,180

Healthcare Providers & Services - 0.30%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	97,226

Infrastructure Software - 0.24%
75,000	Symantec 4.20% 09/15/2020	76,922

Metal Mining - 0.31%
100,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	98,409

Miscellaneous Business Credit Institution - 0.63%

100,000	Ford Motors Credit Co. LLC., 1.4821%, 11/20/2018 **	99,911
100,000	Ford Motors Credit Co. LLC., 6.625%, 08/15/2017	100,966
		200,877
Miscellaneous Manufacturing Industries - 0.33%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	107,308

Motor Vehicle Parts & Accessories - 0.33%
100,000	Lear Corp., 5.25%, 01/15/2025	106,581

National Commerical Banks - 0.47%
150,000	Citigroup, Inc., 2.40%, 02/18/2020	150,660

Operative Builders - 0.65%
200,000	Lennar	209,000

Pharmaceuticals - 0.79%
250,000	Abbvie, 2.90%, 11/06/2022	252,684

Printed Circuit Boards - 0.17%
50,000	Jabil Circuit, 5.625%, 12/15/2020	54,250

Property & Casualty Insurance - 0.75%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	241,859

Real Estate - 0.59%
50,000	Aurora Military Housing, 5.35%, 12/15/2025	53,536
137,178	Cibolo Canyon CTFS, 3.00%, 8/20/2020	135,806
		189,342
Retail - Apparel & Accessory Stores - 0.37%
100,000	FootLocker 8.50% Due 01/15/2022	117,250

Retail - Auto & Home Supply Stores - 0.34%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	109,019

Retail - Department Stores - 0.49%
150,000	Dillards, Inc., 7.13%, 08/01/2018	157,275

Retail - Drug Stores & Proprietary Stores - 0.56%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	181,119

Retail - Variety Stores - 0.66%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	210,984

Services-Business Services - 0.53%
170,000	EBay, Inc., 2.60%, 07/15/2022	170,028

Services-Computer Programming Services - 0.56%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	179,594

Services-Educational Services - 0.25%
75,000	Graham Holdings Co. 7.25%, 02/01/2019	80,472

Services-General Medical & Surgical Hospitals, NEC - 0.34%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2021	109,250

Services-Prepackaged Software - 1.50%
300,000	CA, Inc., 5.375%, 12/01/2019	322,653
150,000	Symantec Corp., 4.20%, 09/15/2020	157,484
		480,137
Services-Video Tape Rental - 0.51%
150,000	Netflix, Inc., 5.375%, 02/01/2021	162,750

Transportation Services - 0.34%
100,000	Expedia, Inc., 5.95%, 08/15/2020	110,101

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.25%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	80,598

Wireless Telecommunications Services - 0.23%
3,000	Qwest CTL 6.50%, 09/01/2056	74,340

TOTAL FOR CORPORATE BONDS (Cost $6,457,033) - 19.72%		6,333,687

STRUCTURED NOTES - 1.36% (a)

Commercial Banks, NEC - 0.20%
100,000	Barclays CMS, 11.00%, 05/14/2029 (United Kingdom) **	63,000

National Commerical Banks - 0.55%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	93,914
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	81,970
		175,884
Security Brokers, Dealers & Flotation Companies - 0.44%
125,000	Goldman Sachs, 4.114%, 11/13/2028	92,188
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,625
		142,813

TOTAL FOR STRUCTURED NOTES (Cost $449,624) - 1.19%		381,697

REAL ESTATE INVESTMENT TRUST - 1.65%
18,000	Duke Realty Corp.	516,060
500	PS Business Park, Inc. Series T, PFD 6.00%, 12/31/2049	12,685

		528,745

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $487,532) - 1.65%		528,745

PREFERRED SECURITIES - 0.71%

National Commercial Banks - 0.39%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	75,720
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	50,600
		126,320
Telephone Communications (No Radio Telephone) - 0.31%
2,000	QWest Corp., 6.125%, 06/01/2053	48,920
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	51,700
		100,620

TOTAL FOR PREFERRED SECURITIES (Cost $224,190) - 0.71%		226,940

MUNICIPAL BOND - 4.33% (a)

Arizona - 0.27%
75,000	La Paz City, AZ Indl. Dev. Auth., 5.40%, 12/01/2020	65,411
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	22,878
		88,289
California - 0.57%
35,000	California State University Rev Muni, 2.785%, 11/01/2022	35,642
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	94,775
50,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	51,860
		182,277
Georgia - 0.34%
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	107,849

Illinois - 0.69%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	96,506
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/2024	23,432
30,000	Illinois St., 5.877%, 3/1/2019	31,420
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/2021	70,015
		221,372
Indiana - 0.95%
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/1/2028	34,433
135,000	Evansville - Cand Ind Sch, 6.15%, 07/15/2027	149,048
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	77,433
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	42,619
		303,533
Iowa - 0.53%
171,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	171,026

Michigan - 0.35%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/2027	112,933

Oklahoma - 0.12%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	37,644

South Carolina - 0.27%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	60,910
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	26,576
		87,486
Texas - 0.31%
25,000	Katy Texas Schools, 5.998%, 02/15/2030	27,769
15,000	Lubbock Tx Bab 6.032%, 02/15/2030	15,945
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	54,280
		97,995
Wisconsin - 0.37%
110,000	Greendale, 4.75%, 12/01/2026	118,601

TOTAL FOR MUNICIPAL BOND (Cost 1,544,343) - 4.76%		1,529,003

EXCHANGE TRADED NOTE - 0.75%

8,000	JPMorgan Alerian MLP Index ETN	239,280

TOTAL FOR EXCHANGE TRADED NOTE (Cost $316,951) - 0.75%		239,280

SHORT TERM INVESTMENTS - 6.89%
2,212,719	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $2,212,719)	2,212,719

TOTAL INVESTMENTS (Cost $27,192,587) *** - 99.22%		$ 31,863,971

OTHER ASSETS LESS LIABILITES - 0.78%		251,604

NET ASSETS - 100.00%		$ 32,115,575

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,192,587 amounted to $4,877,632, which consisted of aggregate gross unrealized appreciation of $5,397,738 and aggregate gross unrealized depreciation of $520,106.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,192,587 amounted to $4,877,632, which consisted of aggregate gross unrealized appreciation of $5,397,738 and aggregate gross unrealized depreciation of $520,106.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,411,901	$0	$0	$20,411,901
Real Estate Investment Trusts	$528,745	$0	$0	$528,745
Preferred Securities	$226,940	$0	$0	$226,940
Corporate Bonds	$0	$6,333,687	$0	$6,333,687
Municipal Bonds	$0	$1,529,003	$0	$1,529,003
Exchange Traded Note	239,280	$0	$0	$239,280
Structured Notes	$0	$381,697	$0	$381,697
Cash Equivalents	$2,212,719	$0	$0	$2,212,719
Total	$23,619,585	$8,244,386	$0	$31,863,971

	Archer Income Fund
	Schedule of Investments
	May 31, 2017 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 61.02%

Aerospce/Defense-Major Diversified - 0.68%
75,000	Exelis, Inc., 5.55%, 10/01/2021	83,952

Agriculture Chemicals - 0.45%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	55,250

Airlines - 0.83%
100,000	Southwest Airlines Co., 2.75%, 11/06/2019	101,626

Auto Parts - 2.67%
100,000	Goodyear 8.75%, 08/15/2020	118,250
100,000	Lear Corp 4.75%, 01/15/2023	103,845
100,000	Lear Corp 5.375%, 03/15/2024	106,258
		328,353
Automative Wholesalers - 0.82%
100,000	LKQ Corp 4.75%, 05/15/2023	101,488

Automobiles Manufacturing - 0.81%
100,000	Ford 02/20/2017	99,703

Banks & Financial Institutions - 2.80%
82,000	Bank of America 2.03%, 06/24/2030	60,475
100,000	Home Banc 5.625%, 04/15/2027	102,500
50,000	Lloyds Bank, Plc., 4.436%, 07/05/2033	30,825
100,000	Old National Bancorp 4.125%, 08/15/2019	100,000
50,000	Societe Generale Socgen Float, 1.4067%, 04/22/2020 (France) **	50,362
		344,162
Biotech - 1.88%
25,000	Amgen, Inc. 3.875%, 11/15/2021	26,524
200,000	Biib 2.9%, 09/15/2020	204,557
		231,082
Chemicals - 2.18%
250,000	Dd 5.75%, 03/15/2019	267,676

Commercial Services-Finance - 2.32%
800,000	GE Capital Corp., 8.87%, 06/02/2018	43,396
22,500	HR Block, 5.50%, 11/1/2022	241,458
		284,854
Communications Equipment - 1.08%
50,000	CSCO Systems 4.95%, 02/15/2019	52,810
75,000	Juniper Networks, Inc., 4.50%, 03/15/2024	79,753
		132,564
Computer & Office Equipment - 0.87%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	107,074

Computer Storage Devices - 0.39%
50,000	EMC Corp., 3.375%, 06/01/2023	48,516

Consumer Finances - 0.85%
100,000	Total System Services, Inc. 3.8%, 04/01/2021	104,624

Container & Packaging - 0.43%
50,000	Ball Corp., 5.00%, 03/15/2022	53,438

Crude Petroleum & Natural Gas - 1.40%
75,000	Murphy Oil Corp., 2.50%, 12/01/2017	75,000
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	97,250
		172,250
Dental Equipment & Supplies - 0.85%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	104,829

Distribution/Wholesale - 1.24%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	101,885
50,000	Tech Data, 3.75% 09/21/2017	50,253
		152,138
Educational Services - 0.65%
50,000	Graham Holding Co., 7.25%, 02/01/2019	53,648
25,000	Wellpoint 3.7%, 08/15/2021	26,060
		79,708
Electric & Other Services Combined - 1.08%
50,000	CMS Energy, 6.250%, 02/01/2020	55,266
100,000	PPL Energy Supply LLC, 4.60%, 12/15/2021	77,500
		132,766
Electric Services - 0.88%
50,000	Edison International, 6.25%, 08/01/2049	55,500
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	52,336
		107,836
Financial Services - 1.71%
200,000	ETFC 5.375%, 11/15/2022	210,366

Food & Kindred Products - 2.92%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	97,969
200,000	CVS 3.5%, 07/20/2022	208,384
50,000	Kraft Foods Group, Inc. 6.125%, 08/23/2018	52,590
		358,944
Hazardous Waste Management - 0.42%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	51,188

Healthcare Providers & Services - 0.40%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	48,613

Healthcare Supply Chain - 0.98%
120,000	Express Scripts 2.25%, 06/15/2019	120,516

Homebuilders - 0.42%
50,000	Lennar 4.875%, 12/15/2023	52,250

Infrastructure Structure - 0.43%
50,000	Symantec 4.20%, 09/15/2020	52,495

Integrated Utilities - 0.81%
100,000	SO 2.95%, 07/01/2023	99,649

Machinery Manufacturing - 0.91%
100,000	AGCO Corp. 5.875%, 12/01/2021	111,481

Medical-Generic Drugs - 0.66%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	81,490

Metal Mining - 0.40%
50,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	49,205

Miscellaneous Business Credit Institution - 1.23%
100,000	Ford Motor Credit Co. LLC., 6.625%, 08/15/2017	100,966
50,000	Ford Motor Credit Co. LLC., 1.58285%, 11/20/2018 **	49,956
		150,922
Miscellaneous Manufacturing Industries - 0.65%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	80,481

Motor Vehicle Parts & Accessories - 0.43%
50,000	Lear Corp., 5.25%, 01/15/2025	53,291

Multimedia - 0.44%
50,000	Time Warner, 4.75%, 03/29/2021	53,976

National Commerical Banks - 0.89%

80,000	Bank of America, 4.00%, 07/14/2031	59,200
50,000	Citigroup, Inc. 2.40%, 02/18/2020	50,220
		109,420
Oil Company-Exploration & Production - .82%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	101,166

Pharmaceuticals - 0.41%
50,000	Abbvie, 2.90%. 11/06/2022	50,537

Printed Circuit Boards - 0.44%
50,000	Jabil Circuit, 5.625%, 12/15/2020	54,250

Property & Casualty Insurance - 1.47%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	181,395

Real Estate - 1.80%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	53,536
68,589	Cibolo Canyon CTFS 3.00%, 08/20/2020	67,903
100,000	Kinder Morgan 2.0%, 12/01/2017	100,117
		221,556
Retail-Auto & Housing Supply Stores - 0.89%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	109,019

Retail-Consumer Directory - 1.43%
150,000	FL 8.50%, 01/15/2022	175,875

Retail-Consumer Staples - 1.53%
152,000	Sysco Corp. 6.50%, 08/01/2028	188,582

Retail-Department Stores - 1.19%
100,000	Dillards, Inc., 7.13%, 08/01/2018	104,850
35,000	Dillards, Inc., 7.75%, 07/15/2026	41,136
		145,986
Retail-Discretionary - 0.84%
100,000	Staples, Inc., 4.375%, 01/12/2023	102,890

Retail-Drug Stores & Proprietary Stores - 1.47%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	181,119

Security Broker Dealers - 1.32%
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	162,753

Services - Business Services - 0.65%
80,000	EBay, Inc., 2.60%, 07/15/2022	80,013

Services - Computer Programming Services - 0.79%

95,000	VeriSign, Inc., 4.625%, 05/01/2023	97,494

Services-General Medical & Surgical Hospitals, NEC - 0.89%
100,000	HCA Holdings, 6.25%, 02/15/2021	109,250

Services-Prepackaged Software - 2.17%
200,000	CA, Inc., 5.375%, 12/01/2019	215,102
50,000	Symantec Corp., 3.95%, 06/15/2022	51,281
		266,383
Services-Video Tape Rental - 0.88%
100,000	Netflix, Inc., 5.375%, 02/01/2021	108,500

State Commercial Banks - 0.41%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018	50,386

Telephone Communications (No Radio Telephone) - 0.50%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	61,262

Television Broadcasting Stations - 0.52%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	64,293

Transportation Services - 0.89%
100,000	Expedia, Inc., 5.95%, 08/15/2020	110,101

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.44%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	53,732

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.43%
50,000	Anixter, Inc., 5.625%, 05/01/2019	52,625

TOTAL FOR CORPORATE BONDS (Cost $7,707,900) - 61.02%		7,507,336

REAL ESTATE INVESTMENT TRUST - 1.07%
2,000	Digital Realty Trust PFD, 7.375%	55,960
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	75,570

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $125,000) - 1.07%		131,530

MUNICIPAL BOND - 20.77% (a)
Aizona - 0.50%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	28,343
30,000	San Luis Obispo 7.45%, 09/01/2019	33,228
		61,571
California - 2.83%
165,000	California State Muni 6.20% 03/01/2019	178,259
50,000	Sacremento CA, 6.42%, 08/01/23	57,096

95,000	Sac CA Pen 6.625%, 08/02/2024	112,688
		348,043
Colorado - 0.13%
15,000	Vail Co. 6.069%, 06/01/2025	15,630

Florida - 1.33%
25,000	Florida St. Dept Mgmt Ctfs, 6.111%, 08/01/2023	27,294
50,000	Ft. Lauderdale 3.042%, 1/1/20	51,050
25,000	Miami-Dade, 3.35%, 04/01/18	25,279
30,000	Osceola County, FL 6.02%, 10/01/2026	32,474
25,000	Orlando Bab 7.50%, 09/01/2029	27,662
		163,759

Georgia - 1.23%
100,000	Atlantic City BOE 4.093%, 07/15/2020	96,762
50,000	Georgia Local Government 4.750%, 06/01/2028	54,469
		151,231
Illinois - 4.20%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	48,253
40,000	Eastern IL University Build America Bond, 5.45%, 4/1/2019	29,356
45,000	Eastern IL University Build America Bond, 5.90%, 4/1/2023	30,435
36,667	Illinois St. Utgo, 4.35%, 06/01/18	36,871
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,742
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/1/21	30,006
75,000	State of Illinois, 4.95%, 6/1/23	76,565
50,000	State of Illinois, 5.665%, 3/1/18	51,018
70,000	State of Illinois, 5.877%, 3/1/19	73,312
50,000	State of Illinois, 6.20%, 7/01/21	52,589
65,000	Kankakee VY 6.39% 07/15/2029	71,668
		516,818
Indiana - 5.28%
140,000	Beech Brove Sch, 2.85% 07/05/2025	139,026
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2027	27,399
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	39,788
80,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	92,683
100,000	Evansvill-Vand Ind Sch 6.15%, 07/15/2027	110,406
100,000	IND St Fin Auth 9/14/17	100,199
10,000	Indiana State, 5.26%, 04/24	10,675
25,000	Indpls IN, 2.00%, 04/20	24,456
50,000	Lake Station, 4.0%, 7/15/22	51,891
50,000	Merrillville Ind, 3.86%, 07/15/23	53,094
		649,616
Iowa - 0.60%
74,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	74,011

Kentucky - 0.18%

20,000	KENT Mun Pwr Agy, 5.91%, 9/25	21,747

Louisiana - 0.17%
20,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	20,311

Michigan - 1.11%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/19/2019	46,809
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	53,003
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	37,355
		137,167
Maryland - 0.64%
40,000	Prince Georges County, MD 6.169%, 10/15/2029	43,712
35,000	Worcester County, MD 2.50%, 12/01/18	35,544
		79,256
Minnesota - 0.21%
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	26,305

Mississippi - 0.17%
20,000	Jackson Municipal Airport Authority, 4.900%, 10/01/2021	20,760

Missouri - 0.21%
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,320

Nevada - 0.45%
50,000	County of Clark NV, 6.36%, 11/1/2024	55,140

New Jersey - 0.68%
10,000	Hoboken NJ Services, 5.330%, 02/01/2018	10,161
65,000	Hudson County, 6.890%, 03/01/2026	73,374
		83,535
New York - 1.30%
50,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	50,020
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	81,869
25,000	New York Bab 6.435%, 12/01/35	27,501
		159,390
Ohio - 0.77%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/1/2026	34,001
60,000	Montgomery OH, 4.00%, Due 10/01/27	60,769
		94,769
Oklahoma - 0.29%
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	35,570

Oregon - 0.24%
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	29,688

Texas - 0.70%

25,000	Irving TX Hot, 5.657%, 08/15/2023	26,443
40,000	Reeves Cnty., TX, 6.375%, 12/21/2021	36,187
25,000	Reeves Cnty., TX, 6.75%, 12/01/2019	23,529
		86,159
Virginia - 0.13%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	16,029

Washington - 0.23%
25,000	Garfield Cnty, 6.00%, 9/24	28,436

Wisconsin - 0.62%
75,000	Public Finance Authority, 5.750%, 06/01/2023	76,517

TOTAL FOR MUNICIPAL BOND (Cost $2,941,488) - 24.20%		2,976,778

PREFERRED SECURITIES - 1.05%
National Commercial Banks - 0.21%
1,000	Wells Fargo Series P, 5.250%, PFD	25,300
		25,300
Telephone Communications (No Radio Telephone) - 0.84%
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060	103,400
		103,400

TOTAL FOR PREFERRED SECURITIES (Cost $724,720) - 1.05%		128,700

STRUCTURED NOTE - 4.81% (a)
Commercial Banks, NEC - 0.26%
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom) **	31,500

Security Brokers, Dealers & Flotation Companies - 3.49%
75,000	Goldman Sachs Group, Inc., 7.888%, 9/5/2028 **	55,583
100,000	Goldman Sachs Group, Inc., 3.52%, 12/13/2028 **	75,850
120,000	Goldman Sachs Group, Inc., 4.114%, 11/13/2028 **	88,500
50,000	JPMorgan Chase Bank Floating Rate 1/23/29	40,985
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,625
25,000	Morgan Stanley, 10.00%, 1/30/2035 **	19,375
113,000	Morgan Stanley, 10.00%, Indexed 1/30/2035 **	98,593
		429,510

TOTAL FOR STRUCTURED NOTE (Cost $549,285) - 3.75%		461,010

SHORT TERM INVESTMENTS - 7.69%
945,856	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $945,856)	945,856

TOTAL INVESTMENTS (Cost $12,394,248) *** - 98.77%		12,151,209

OTHER ASSETS LESS LIABILITIES - 1.23%	151,771

NET ASSETS - 100.00%	12,302,980

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.
ADR - American Depository Receipt

*** At May 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,394,248 amounted to -$43,132 which consisted of aggregate gross unrealized appreciation of $195,756 and aggregate gross unrealized depreciation of $238,889.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,394,248 amounted to -$43,132 which consisted of aggregate gross unrealized appreciation of $195,756 and aggregate gross unrealized depreciation of $238,889.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$131,530	$0	$0	$131,530
Corporate Bonds	$0	7,507,336	$0	$7,507,336
Municipal Bonds	$0	2,976,778	$0	$2,976,778
Preferred Securities	$128,700	$0	$0	$128,700
Structured Notes	$0	461,010	$0	$461,010
Cash Equivalents	$945,856	$0	$0	$945,856
Total	$ 1,206,086	$10,945,123	$0	$12,151,209

	Archer Stock Fund
	Schedule of Investments
	May 31, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 97.75%

Accident & Health Insurance - 1.89%
3,400	AFLAC Inc.	256,292

Air Courier Services - 2.01%
1,400	FedEx Corp.	271,376

Air Transportation - 2.04%
4,600	Southwest Airlines Co.	276,414

Aircraft Part & Auxiliary Equipment, Nec - 2.05%
5,100	Spirit Aerosystems *	277,899

Business Services - 2.60%
3,700	Visa, Inc.	352,351

Concrete Gypsum Plaster Products - 2.06%
7,700	AMN Healthcare Services, Inc. *	279,125

Electronic Components & Accessories - 2.71%
18,500	Control4 Corp. *	367,225

Electronic Computers - 2.60%
2,300	Apple, Inc.	351,348

Entertainment Content - 1.88%
4,800	AMC Networks, Inc. *	254,304

Fire, Marine & Casualty Insurance - 1.95%
12,000	National General Holdings Corp.	263,520

Food & Kindred Products - 1.96%
4,400	Mondelex International, Inc.	204,996
7,600	The Hain Celestial Group, Inc. *	265,468
		470,464

Footwear - 1.89%
10,000	Skechers *	255,200

Hospital & Medical Service Plans - 1.99%
3,700	Centene Corp. *	268,731

Industrial Instruments for Measurement, Display & Control - 2.36%
3,900	MKS Instruments, Inc.	318,825

Industrial Organic Chemicals - 2.09%
4,600	Westlake Chemical Co.	282,716

Measuring & Controlling Devices - 2.55%
2,000	Thermo Fisher Scientific, Inc.	345,580

Medical Devices - 1.96%
2,300	Edwards Lifesciences Corp. *	264,661

Motor Homes - 1.87%
2,800	Thor Industries, Inc.	253,484

Motor Vehicle Parts & Accessories - 2.31%
2,100	Lear Corp.	312,984

National Commercial Banks - 5.11%
4,100	FCB Financial Holding, Inc. *	187,780
3,100	JP Morgan Chase & Co.	254,665
6,200	Zions Bancorp.	248,434
		690,879
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.20%
2,500	Zimmer Biomet Holdings, Inc.	298,025

Pharmaceutical Preparations - 4.49%
2,000	Jazz Pharmaceuticals PLC *	291,120
9,200	Roche Holding Ltd.	316,296
		607,416
Property & Casualty Insurance - 2.08%
1,700	Berkshire Hathaway, Inc. B *	280,976

Refining & Marketing - 1.91%
4,200	Valero Energy Corp.	258,174

Retail-Drug Stores & Proprietary Stores - 1.48%
2,600	CVS Caremark Corp.	199,758

Retail-Retail Stores - 2.25%
1,000	ULTA Salon, Cosmetics & Fragrance, Inc. *	304,840

Retail-Grocery Stores - 1.94%
8,800	Kroger Co.	262,064

Retail-Lumber & Other Building Material Dealers - 1.86%
3,200	Lowe's Companies, Inc.	252,064

Search, Detection, Navagation, Guidance - 1.94%
1,600	Raytheon Co.	262,416

Semiconductors, Integrated Ciruits & Related Services - 2.12%
2,700	Skyworks Solutions, Inc. *	287,361

Semiconductors & Related Devices - 4.04%
4,200	Applied Optoelectron *	293,244
7,000	Intel Corp.	252,770
		546,014
Services-Business Services, Nec - 1.51%
3,300	MAXIMUS, Inc.	204,864

Services-Computer Programming, Data Processing, Etc. - 4.65%
300	Alphabet, Inc. - CL A *	296,127
2,200	Facebook, Inc. *	333,212
		629,339
Services-Educational Services - 2.55%
4,400	Grand Canyon Education, Inc. *	344,960

Services-Health Services - 2.50%
3,600	ICON Public Limited Co. *	338,760

Services-Prepackaged Software - 4.99%
4,700	Microsoft Corp.	328,248
3,100	Check Point Software Technologies Ltd. *	347,355
		675,603
Shipping - 2.07%
3,400	Citrix Systems, Inc. *	280,636

State Banks, - 1.66%
4,100	East West Bancorp, Inc.	224,393

Telephone & Telegraph Apparatus - 1.64%
5,300	Netgear, Inc. *	222,335

Water Transportation - 2.46%
5,200	Carnival Corp	333,164

TOTAL FOR COMMON STOCK (Cost $10,364,895) - 97.75%		13,226,540

MONEY MARKET FUND - 2.15%
290,433	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $290,433)	290,433

TOTAL INVESTMENTS (Cost $10,655,328) - 99.90%		13,516,973

LIABILITIES LESS OTHER ASSETS - 0.10%		13,545

NET ASSETS - 100.00%		13,530,519

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,655,328 amounted to $2,861,645, which consisted of aggregate gross unrealized appreciation of $3,041,648 and aggregate gross unrealized depreciation of $180,003.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,655,328 amounted to $2,861,645, which consisted of aggregate gross unrealized appreciation of $3,041,648 and aggregate gross unrealized depreciation of $180,003.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,226,540	$0	$0	$13,226,540
Cash Equivalents	$290,433	$0	$0	$290,433
Total	$13,516,973	$0	$0	$13,516,973

	Archer Dividend Growth Fund
	Schedule of Investments
	May 31, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 96.91%

Communications Equipment - 2.01%
4,300	QUALCOMM Incorporated	246,261

Computer & Office Equipment - 2.21%
8,600	Cisco Systems, Inc.	271,158

Computer Hardware & Storage - 2.13%
6,000	Seagate Technology PLC	261,420

Consumer Electronics - 2.21%
5,200	Garmin Ltd.	270,608

Electric & Other Services Combined - 2.10%
3,000	Duke Energy Corp.	257,040

Electric Services - 6.62%
10,000	CenterPoint Energy	286,100
3,000	Entergy Corporation	237,180
7,200	PPL Corporation	287,352
		810,632
Guided Missiles & Space Vehicles & Parts - 2.30%
1,000	Lockheed Martion Corp.	281,130

Hotels & Motels - 2.30%
15,500	Extended Stay	282,100

Household Products - 1.59%
1,500	Kimberly-Clark Corp.	194,595

Institutional Brokerage - 2.00%
5,500	Lazard LTD	244,750

Insurance Agents Brokers & Services - 2.13%
4,600	Arthur J Gallagher & Co.	260,958

Life Insurance - 1.86%
4,500	Metlife, Inc.	227,655

Motor Vehicles & Passengers Car Bodies - 1.97%
21,700	Ford	241,304

National Commercial Banks - 7.86%
2,925	Canadian Imperial Bank of Commerce	228,355
2,850	Cullen Frost	261,231
5,200	PacWest Bancorp	242,684
4,500	Wells Fargo & Company	230,130
		962,400
Petroleum Refining - 5.80%
2,250	Chevron Corp.	232,830
2,800	Exxon Mobil Corp.	225,400
4,100	Valero Energy Corp.	252,027
		710,257
Pharmaceutical Preparations - 13.38%
4,400	Abbvie	290,488
6,400	GlaxoSmithKline	283,072
4,300	Merck & Co., Inc.	279,973
7,600	Pfizer	248,140
6,100	Sanofi *	302,499
8,400	Teva Pharmaceutical Industries	234,024
		1,638,196
Pipe Lines - 1.93%
8,847	Plans Gp Holdings	235,949

Plastic, Materials, Synth Resins & Nonv - 2.20%
4,350	Dow Chemical Co.	269,526

Power Equipment - 2.01%
9,000	General Electric Co.	246,420

Power Generation - 2.01%
7,800	NRG Yield, Inc.	138,060
5,500	SSE PLC	108,295
		246,355
Real Estate Investment Trusts - 15.67%
2,600	Digital Realty Trust, Inc.	307,294
13,450	Host Hotels	241,966
7,700	Iron Mountain, Inc.	268,884

4,400	Realty Income Corp.	241,692
8,200	Tanger Factory Outlet Centers, Inc,	213,692
1,700	W.P. Carey, Inc.	110,891
3,800	Welltower, Inc.	275,652
7,850	Weyerhaeuser	258,736
		1,918,807
Retail-Retail Stores, Nec - 2.23%
7,100	Kohl's Corp.	272,853

Savings Institution, Federally Chartered - 1.76%
13,000	People's United Financial, Inc.	215,410

Semiconductors & Related Devices - 2.24%
7,600	Intel Corp.	274,436

Telephone Communications - 6.34%
6,150	AT&T, Inc.	236,960
6,300	BCE, Inc.	285,642
5,450	Verizon Communications, Inc.	254,188
		776,790
Trucking & Courier Services - 2.03%
2,350	United Parcel	249,030

TOTAL FOR COMMON STOCK (Cost $11,499,115) - 96.91%		11,866,039

MONEY MARKET FUND - 2.66%
326,196	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $326,196)	326,196

TOTAL INVESTMENTS (Cost $11,825,311) - 99.57%		12,192,234

LIABILITIES LESS OTHER ASSETS - 0.43%		52,269

NET ASSETS - 100.00%		12,244,503

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,825,311 amounted to $366,924, which consisted of aggregate gross unrealized appreciation of $742,186. and aggregate gross unrealized depreciation of $375,263.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,825,311 amounted to $366,924, which consisted of aggregate gross unrealized appreciation of $742,186. and aggregate gross unrealized depreciation of $375,263.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,866,039	$0	$0	$11,866,039
Cash Equivalents	$326,196	$0	$0	$326,196
Total	$12,192,234	$0	$0	$12,192,234

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 31, 2017

By /s/Bob Anastasi

*Bob Anastasi

Treasurer

Date July 31, 2017

* Print the name and title of each signing officer under his or her signature.